Annual Total Returns [BarChart] - iShares iBonds Dec 2027 Term Corporate ETF - iShares iBonds Dec 2027 Term Corporate ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2018	(2.74%)
Annual Return 2019	15.07%
Annual Return 2020	9.40%